8. INVESTMENTS (Details 8)	12 Months Ended
Dec. 31, 2019
Estimated Costs
InvestmentsLineItems [Line Items]
Main assumptions (Until 2057)	Costs based on studies and market trends.
Growth rate in perpetuity
InvestmentsLineItems [Line Items]
Main assumptions (Until 2057)	Growth rate was not considered due to the projection model until the end of the concession.
Discount rate
InvestmentsLineItems [Line Items]
Main assumptions (Until 2057)	Between 5.09% to 6.98% in real terms.
Gross Margin
InvestmentsLineItems [Line Items]
Main assumptions (Until 2057)	Based on market studies to capture operations costs and loads, based on studies of market trends.